Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Summary of Significant Accounting Policies
Schedule of concentration of customers

	Percentage of Revenue
	For the years ended March 31,
	2022	2021	2020
Customer A	100%	—	—
Customer B	—	51%	—
Customer C	—	33%	52%
Customer D	—		24%
Customer E	—		17%

Schedule of disaggregation of revenue

	Yen in thousands
	For the years ended March 31,
	2022	2021	2020
Sources of revenue:
Durables Vertical	¥224,727	¥85,000	¥13,570
Commercial Healthcare Vertical	—	107,000	210
Advertising			30,000
Licensing			13,894
System Development	—	20,000	—
Total revenue	¥224,727	¥212,000	¥57,674

Schedule of changes in deferred revenue

	Yen in thousands
	For the years ended March 31,
	2022	2021	2020
Balance, beginning of year	¥—	¥106,919	¥121,894
Revenue earned	—	(106,919)	(46,295)
Deferral of revenue	33,000	—	31,320
Balance, end of year	¥33,000	¥—	¥106,919